Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Summarized Activity of Warrants
The table below summarizes activity related to the Company’s PIPE Traditional Warrants and PIPE Pre-Funded Warrants for the period from September 12, 2025 to September 30, 2025:

	Period from September 12, 2025 to September 30, 2025
	PIPE Traditional Warrants	PIPE Pre-Funded Warrants
PIPE warrants outstanding, beginning of period	—	—
Issued	555,259,256	209,771,462
Exercised	(9,629,629)	(32,525,000)
Expired	—	—
PIPE warrants outstanding, end of period	545,629,627	177,246,462